OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Miscellaneous current liabilities [abstract]
Schedule of other current liabilities

	As at December 31, 2021	As at December 31, 2020
Provision for environmental rehabilitation (note 27b)	$166	$131
Deposit on Pueblo Viejo gold and silver streaming agreement	43	47
Share-based payments (note 34a)	57	67
Pueblo Viejo JV partner shareholder loan	9	—
Other	63	61
	$338	$306